GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL	Table 9: Details of Goodwill
	September 30, 2025	December 31, 2024
Axxum	$5,153,266	$5,153,266
Cloudburst	1,439,038	1,439,038
SLG	14,250,204	-
Goodwill	$20,842,508	$6,592,304

Goodwill	2024	2023
Axxum Technologies	5,153,266	5,153,266
Cloudburst Security	1,439,038	1,439,038
Total Goodwill	6,592,304	6,592,304